Fair value measurements and valuation processes (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets and liabilities explanatory
Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2023	2022	2022
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	6	12	43
– cross-currency swaps	234	227	254
– forward foreign currency contracts	305	267	264
Assets at fair value	545	506	561

Liabilities at fair value
Derivatives relating to
– interest rate swaps	398	303	450
– cross-currency swaps	75	114	121
– forward foreign currency contracts	208	512	358
Liabilities at fair value	681	929	929